Saving Accounts and Time Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Saving Accounts and Time Deposits
Schedule of saving accounts and time deposits
	2016	2017
	MCh$	MCh$
Time deposits	10,277,292	9,743,968
Term savings accounts	208,435	214,120
Other term balances payable	67,174	109,690

Total	10,552,901	10,067,778